UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:         FLETCHER INTERNATIONAL, LTD.
Address:      C/O A,S,& K. SERVICES LTD
              41 CEDAR AVENUE
              HAMILTON HM EX
              BERMUDA

Form 13F File Number: 28 - 10204


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         PETER ZAYFERT
Title:        EXECUTIVE VICE PRESIDENT
              OF FLETCHER ASSET MANAGEMENT, INC., AS DULY AUTHORIZED INVESTMENT
              ADVISOR TO FLETCHER INTERNATIONAL, LTD.
Phone:        (212) 284-4800

Signature, Place, and Date of Signing:

FLETCHER ASSET MANAGEMENT, INC., DULY AUTHORIZED INVESTMENT ADVISOR TO FLETCHER INTERNATIONAL, LTD., BY:


/s/ Peter Zayfert                                        August 13, 2004
----------------------------   ------------------------  ---------------------
    PETER ZAYFERT               NEW YORK, NEW YORK       August 13, 2004
    EXECUTIVE VICE PRESIDENT


Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number        Name

28-3480                     FLETCHER ASSET MANAGEMENT, INC.